UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012

Check here if Amendment:  ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
				    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		ICM Asset Management, Inc.
Address:	W. 601 Main Avenue, Suite 900
       		Spokane WA 99201-0613

Form 13F File Number:	28-03766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lisa House
Title:	Complaince Officer
Phone:	(509)455-3588

Signature, Place and Date of Signing:

	Lisa House		Spokane, WA		08/07/12
	[Signature]		[City, State]		[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		79

Form 13F Information Table Value Total:		81,324


List of Other Included Managers:		NONE


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                                                      ICM Asset Management, Inc
                                                              FORM 13F
                                                     2Q 2012 Schedule 13F Report
                                                            June 30, 2012

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AAR Corp.                      COM              000361105     2432   180379 SH       Sole                   180379
Abbott Laboratories            COM              002824100      847    13145 SH       Sole                    13145
Alcoa, Inc.                    COM              013817101      944   107920 SH       Sole                   107920
Allegheny Technologies Inc     COM              01741r102     1805    56616 SH       Sole                    56616
Anadarko Petroleum Corp.       COM              032511107      700    10575 SH       Sole                    10575
Annaly Capital Mgmt, Inc.      COM              035710409      414    24697 SH       Sole                    24697
Apple, Inc.                    COM              037833100     1198     2051 SH       Sole                     2051
Aura Systems, Inc.             COM              051526200     1413  2715308 SH       Sole                  2715308
Banner Corporation             COM              06652v208     1601    73080 SH       Sole                    73080
Bill Barrett Corp              COM              06846N104      968    45205 SH       Sole                    45205
Boeing Co.                     COM              097023105      931    12535 SH       Sole                    12535
Capstead Mortgage REIT         COM              14067e506      328    23582 SH       Sole                    23582
Carrizo Oil & Gas Inc.         COM              144577103     1465    62350 SH       Sole                    62350
Celgene Corp.                  COM              151020104      994    15495 SH       Sole                    15495
Cinedigm Digital Cinema Corp   COM              172407108     1590  1060177 SH       Sole                  1060177
Cinemark Holdings Inc.         COM              17243V102     2712   118690 SH       Sole                   118690
Cisco Systems, Inc.            COM              17275R102      562    32717 SH       Sole                    32717
Citigroup, Inc.                COM              172967424      361    13173 SH       Sole                    13173
Clearsign Combustion Corp.     COM              185064102      163    24100 SH       Sole                    24100
Deere & Co.                    COM              244199105      729     9010 SH       Sole                     9010
Denbury Resources Inc.         COM              247916208     1196    79125 SH       Sole                    79125
Devon Energy Corp.             COM              25179m103      608    10482 SH       Sole                    10482
Diageo PLC Sponsored ADR       COM              25243Q205      666     6457 SH       Sole                     6457
Digital Cinema Destinations Co COM              25383B109      976   155335 SH       Sole                   155335
Discovery Holding Co., Cl C    COM              25470F302      954    19040 SH       Sole                    19040
Dot Hill Systems Corp          COM              25848T109     1509  1323804 SH       Sole                  1323804
Dow Chemical Co.               COM              260543103     1327    42123 SH       Sole                    42123
Eldorado Gold Corp             COM              284902103      159    12930 SH       Sole                    12930
Electro Scientific Industries  COM              285229100     1582   133810 SH       Sole                   133810
Ensco International, Inc. Clas COM              g3157s106     1262    26860 SH       Sole                    26860
Enterprise Products Partners   COM              293792107      242     4725 SH       Sole                     4725
Exide Technologies             COM              302051206     2434   724460 SH       Sole                   724460
Flow International Corp        COM              343468104     1200   384511 SH       Sole                   384511
Foster Wheeler AG              COM              H27178104     1181    68420 SH       Sole                    68420
Freeport-McMoran Copper Class  COM              35671D857     1161    34070 SH       Sole                    34070
General Electric Co.           COM              369604103      873    41895 SH       Sole                    41895
Goodyear Tire & Rubber         COM              382550101     2859   242047 SH       Sole                   242047
Google, Inc. Class A           COM              38259P508      655     1130 SH       Sole                     1130
Heckmann Corp                  COM              422680108     1971   583095 SH       Sole                   583095
Hercules Offshore Inc          COM              427093109     1430   403880 SH       Sole                   403880
Hess Corporation               COM              42809H107      582    13400 SH       Sole                    13400
Hewlett-Packard Co.            COM              428236103      792    39360 SH       Sole                    39360
IBM, Inc.                      COM              459200101      529     2705 SH       Sole                     2705
Intel Corp.                    COM              458140100      279    10465 SH       Sole                    10465
International Paper Co.        COM              460146103     1221    42221 SH       Sole                    42221
ION Geophysical Corp           COM              462044108      196    29715 SH       Sole                    29715
Ivanhoe Energy Inc.            COM              465790103       18    36275 SH       Sole                    36275
Johnson & Johnson, Inc.        COM              478160104     1123    16623 SH       Sole                    16623
Joy Global, Inc.               COM              481165108      981    17295 SH       Sole                    17295
JP Morgan Chase & Co.          COM              46625H100      597    16720 SH       Sole                    16720
Kinder Morgan, Inc.            COM              49456B101      832    25826 SH       Sole                    25826
Kratos Defense & Security Solu COM              50077b207     1707   292210 SH       Sole                   292210
Lowe's Companies, Inc.         COM              548661107      874    30720 SH       Sole                    30720
Magnum Hunter Resources Corp   COM              55973B102      916   219235 SH       Sole                   219235
Meritor, Inc.                  COM              59001k100     1689   323635 SH       Sole                   323635
MFA Financial, Inc.            COM              55272X102      332    42035 SH       Sole                    42035
Microsoft Corp.                COM              594918104     2292    74915 SH       Sole                    74915
National Oilwell Varco         COM              637071101     1237    19190 SH       Sole                    19190
Novagold Resources Inc.        COM              66987E206       91    17250 SH       Sole                    17250
Pfizer, Inc.                   COM              717081103      311    13514 SH       Sole                    13514
Plains All American Pipeline L COM              726503105      263     3250 SH       Sole                     3250
Polyone Corp.                  COM              73179P106     1880   137428 SH       Sole                   137428
Precision Drilling Corp.       COM              74022D308      830   121740 SH       Sole                   121740
Preferred Apartment Coummuniti COM              74039L103      326    46236 SH       Sole                    46236
Procter & Gamble Co.           COM              742718109      657    10725 SH       Sole                    10725
Prudential Financial, Inc.     COM              744320102      474     9790 SH       Sole                     9790
Pulse Electronics Corp.        COM              74586w106      882   447528 SH       Sole                   447528
Qualcomm, Inc.                 COM              747525103      919    16510 SH       Sole                    16510
RF Micro Devices, Inc.         COM              749941100     1760   414085 SH       Sole                   414085
Sterling Financial Corp.       COM              859319303     1418    75085 SH       Sole                    75085
Super Valu Stores              COM              868536103      419    80865 SH       Sole                    80865
Symmetricom Inc                COM              871543104     2092   349321 SH       Sole                   349321
Thermo Fisher Scientific Inc.  COM              883556102      788    15182 SH       Sole                    15182
Tidelands Oil & Gas Corp       COM              886405109        0    23900 SH       Sole                    23900
Towerstream Corp               COM              892000100     1137   273890 SH       Sole                   273890
United Rentals, Inc.           COM              911363109     1274    37440 SH       Sole                    37440
Verizon Communications, Inc.   COM              92343V104      294     6615 SH       Sole                     6615
Vishay Intertechnology         COM              928298108     1603   169970 SH       Sole                   169970
Willbros Group, Inc.           COM              969203108     1307   202350 SH       Sole                   202350

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